Document And Entity Information	0 Months Ended
Feb. 12, 2015
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Feb. 12, 2015
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	Feb. 12, 2015
Document Effective Date	Feb. 12, 2015
Prospectus Date	Feb. 12, 2015